SANFORD C. BERNSTEIN FUND, INC.

Fixed-Income Municipal Portfolios—Short Duration Portfolios:

-Short Duration New York Municipal Portfolio

-Short Duration California Municipal Portfolio

-Short Duration Diversified Municipal Portfolio

Fixed-Income Municipal Portfolios—Intermediate Duration Portfolios:

-New York Municipal Portfolio

-California Municipal Portfolio

-Diversified Municipal Portfolio

Fixed-Income Taxable Portfolios:

- U.S. Government Short Duration Portfolio

-Short Duration Plus Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated February 2, 2016 to the Statement of Additional Information (“SAI”) dated January 15, 2016 of the Short Duration New York Municipal Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, U.S. Government Short Duration Portfolio and Short Duration Plus Portfolio of Sanford C. Bernstein Fund, Inc.

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The section of the SAI entitled “Management of the Fund — Additional Information Regarding Accounts Managed by Portfolio Managers” as it relates solely to the Portfolios named in this Supplement is deleted in its entirety and replaced with the following:

The management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team. The four investment professionals with the most significant responsibility for the day-to-day management of the Portfolios are: Fred S. Cohen, R. B. Davidson III, Terrance T. Hults and Matthew J. Norton. For additional information about the portfolio management of each Portfolio, see “Management of the Portfolios” in the Prospectus.

Except as set forth below, the aforementioned individuals did not own shares in the Portfolios’ securities as of September 30, 2015.

Short Duration New York Municipal Portfolio	DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIO
R. B. Davidson III	$10,001-$50,000

New York Municipal Portfolio	DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIO
R. B. Davidson III	Over $1,000,000

The following tables provide information regarding other registered investment companies, other pooled investment vehicles and other accounts over which the Portfolios’ portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of September 30, 2015.

Short Duration New York Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$19,304	None	None
R. B. Davidson III	39	$19,304	None	None
Terrance T. Hults	39	$19,304	None	None
Matthew J. Norton	34	$19,034	None	None

Short Duration California Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$19,069	None	None
R. B. Davidson III	39	$19,069	None	None
Terrance T. Hults	39	$19,069	None	None
Matthew J. Norton	34	$19,069	None	None

Short Duration Diversified Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$18,904	None	None
R. B. Davidson III	39	$18,904	None	None
Terrance T. Hults	39	$18,904	None	None
Matthew J. Norton	34	$18,904	None	None

New York Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$17,647	None	None
R. B. Davidson III	39	$17,647	None	None
Terrance T. Hults	39	$17,647	None	None
Matthew J. Norton	34	$18,848	None	None

California Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$18,057	None	None
R. B. Davidson III	39	$18,057	None	None
Terrance T. Hults	39	$18,057	None	None
Matthew J. Norton	34	$18,980	None	None

Diversified Municipal Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Fred S. Cohen	39	$14,232	None	None
R. B. Davidson III	39	$14,232	None	None
Terrance T. Hults	39	$14,232	None	None
Matthew J. Norton	34	$17,426	None	None

Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

OTHER POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Pooled Investment Vehicles Managed	Total Assets of Pooled Investment Vehicles Managed (in millions)	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees (in millions)
Fred S. Cohen	12	$1,609	None	None
R. B. Davidson III	12	$1,609	None	None
Terrance T. Hults	12	$1,609	None	None
Matthew J. Norton	12	$1,609	None	None

Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (in millions)	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees (in millions)
Fred S. Cohen	1,698	$12,045	3	$321
R. B. Davidson III	1,698	$12,045	3	$321
Terrance T. Hults	1,698	$12,045	3	$321
Matthew J. Norton	1,695	$11,724	3	$321

Sanford C. Bernstein Fund, Inc.

•	U.S. Government Short Duration Portfolio

•	Short Duration Plus Portfolio

The management of and investment decisions for the Portfolios are made by the U.S. Investment Grade: Liquid Markets Structured Products Investment Team. The three investment professionals with the most significant responsibility for the day-to-day management of the U.S. Government Short Duration Portfolio are: Shawn E. Keegan, Douglas J. Peebles and Greg J. Wilensky. The three investment professionals with the most significant responsibility for the day-to-day management of Short Duration Plus Portfolio are: Michael S. Canter, Shawn E. Keegan and Greg J. Wilensky. For additional information about the portfolio management of the Portfolios, see “Management of the Portfolios” in the Prospectus.

The aforementioned individuals did not own shares in the Portfolios’ securities as of September 30, 2015.

The following tables provide information regarding other registered investment companies, other pooled investment vehicles and other accounts over which the Portfolios’ portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of September 30, 2015.

U.S. Government Short Duration Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Shawn E. Keegan	3	$313	None	None
Douglas J. Peebles	92	$11,797	None	None
Greg J. Wilensky	87	$7,269	None	None

Short Duration Plus Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Michael S. Canter	3	$4,106	None	None
Shawn E. Keegan	3	$313	None	None
Greg J. Wilensky	87	$7,042	None	None

U.S. Government Short Duration Portfolio

Short Duration Plus Portfolio

OTHER POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Pooled Investment Vehicles Managed	Total Assets of Pooled Investment Vehicles Managed (in millions)	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees (in millions)
Michael S. Canter*	5	$856	None	None
Shawn E. Keegan	32	$16,667	None	None
Douglas J. Peebles**	89	$5,521	None	None
Greg J. Wilensky	56	$1,021	None	None

*	Mr. Canter is not a portfolio manager of the U.S. Government Short Duration Portfolio as of the date of this SAI.
**	Mr. Peebles is not a portfolio manager of the Short Duration Plus Portfolio as of the date of this SAI.

U.S. Government Short Duration Portfolio

Short Duration Plus Portfolio

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (in millions)	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees (in millions)
Michael S. Canter*	2	$978	1	$406
Shawn E. Keegan	34	$59,287	1	$3,866
Douglas J. Peebles**	89	$28,728	4	$4,424
Greg J. Wilensky	5	$980	1	$406

*	Mr. Canter is not a portfolio manager of the U.S. Government Short Duration Portfolio as of the date of this SAI.
**	Mr. Peebles is not a portfolio manager of the Short Duration Plus Portfolio as of the date of this SAI.

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This Supplement should be read in conjunction with the SAI for the Portfolios.

You should retain this Supplement with your SAI for future reference.

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